Note 13 - Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of shares
	Incentive Stock Option	Non-Incentive Stock Option	Weighted Average Exercise Price
Balance outstanding as of January 1, 2012	184,500	167,000	$16.09
Granted	-	-	-
Exercised	(2,003)	-	6.18
Forfeited	(7,997)	-	6.18
Balance outstanding as of December 31, 2012	174,500	167,000	16.38
Granted	-	-	-
Exercised	(1,800)	-	5.23
Forfeited	(4,600)	(46,000)	15.86
Balance outstanding as of December 31, 2013	168,100	121,000	16.54
Granted	-	-	-
Exercised	(25,100)	(14,500)	5.33
Forfeited	(2,700)	(24,000)	19.03
Balance outstanding as of December 31, 2014	140,300	82,500	$18.23
Options exercisable as of December 31, 2014	133,900	79,500	$18.81